ASSET ACQUISITION AND LONG-TERM PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of long-term payable

2025	152,550
2026	171,982
2027	192,544
2028	216,316
2029	243,023
thereafter	271,826
total	1,248,241